                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2993

                      (Investment Company Act File Number)

                         Edward Jones Money Market Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Fiscal year ended 2/28/05
                                         -------------------------

Item 1.     Reports to Stockholders

EdwardJones

Edward Jones Money Market Fund

ANNUAL SHAREHOLDER REPORT

February 28, 2005

Investment Shares
Retirement Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Serving Individual Investors Since 1871

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.003		0.010	0.027	0.055
Less Distributions:
Distributions from net investment income	(0.008)		(0.003)		(0.010)	(0.027)	(0.055)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [1]	0.77%		0.30%		0.97%	2.75%	5.62%

Ratios to Average Net Assets:
Expenses	0.83%		0.86%		0.84%	0.83%	0.91%
Net investment income	0.76%		0.30%		0.96%	2.75%	5.47%
Expense waiver/reimbursement [2]	0.00	% [3]	0.00	% [3]	--	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$7,770,049		$8,134,397		$9,090,066	$9,722,644	$11,019,037

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

3 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended February 28 or 29,			Period Ended
	2005	2004	2003	2/28/2002	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	(0.005)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.41%	0.08%	0.50%	1.41%

Ratios to Average Net Assets:
Expenses	1.19%	1.08%	1.30%	1.30	% [3]
Net investment income	0.40%	0.08%	0.49%	1.78	% [3]
Expense waiver/reimbursement [4]	0.11%	0.12%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$2,179,354	$2,254,070	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder services fees, and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,006.00	$3.98
Retirement Shares	$1,000	$1,003.80	$6.16
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,020.83	$4.01
Retirement Shares	$1,000	$1,018.65	$6.21

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Investment Shares	0.80%
Retirement Shares	1.24%

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	45.7%
Repurchase Agreements	54.3%
TOTAL	100.0%

At February 28, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	44.7%
8-30 Days	22.1%
31-90 Days	27.4%
91-180 Days	5.8%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

February 28, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--44.7%
$351,000,000	[1]	Federal Home Loan Bank System Discount Notes, 2.170% - 2.510%, 4/27/2005 - 6/3/2005	$349,316,559
988,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.340% - 2.680%, 3/12/2005 - 5/16/2005	987,953,974
592,500,000		Federal Home Loan Bank System Notes, 1.300% - 1.500%, 4/1/2005 - 5/4/2005	592,178,243
345,003,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.660% - 2.950%, 7/5/2005 - 8/23/2005	340,732,576
100,000,000	[1]	Federal National Mortgage Association Discount Note, 2.910%, 8/17/2005	98,633,917
1,895,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.308% - 2.640%, 2/28/2005 - 5/6/2005	1,894,449,470
181,000,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 4/25/2005 - 6/3/2005	181,000,000
		TOTAL GOVERNMENT AGENCIES	4,444,264,739
		REPURCHASE AGREEMENTS--53.2%
317,000,000		Interest in $347,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 2.650%, dated 2/28/2005 to be repurchased at $317,023,335 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $355,375,469	317,000,000
489,046,000		Interest in $1,853,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.620%, dated 2/28/2005 to be repurchased at $489,081,592 on 3/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2025, collateral market value $1,890,198,154	489,046,000
471,500,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 2.650%, dated 2/28/2005 to be repurchased at $471,534,708 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $1,030,000,047	471,500,000
400,000,000		Interest in $1,900,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.650%, dated 2/28/2005 to be repurchased at $400,029,444 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2037, collateral market value $1,940,617,780	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$372,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 2.680%, dated 2/23/2005, to be repurchased at $373,772,373 on 4/29/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2035, collateral market value $765,837,056	$372,000,000
246,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/5/2005, to be repurchased at $247,440,740 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2034, collateral market value $515,000,000	246,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.510%, dated 1/6/2005, to be repurchased at $125,732,083 on 3/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2034, collateral market value $257,500,000	125,000,000
482,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 2.650%, dated 2/28/2005, to be repurchased at $482,035,481 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/25/2035, collateral market value $516,393,844	482,000,000
275,000,000		Interest in $1,250,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.660%, dated 2/28/2005, to be repurchased at $275,020,319 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,275,005,081	275,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.680%, dated 2/23/2005, to be repurchased at $125,586,250 on 4/28/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $255,000,594	125,000,000
632,000,000		Interest in $1,300,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.650%, dated 2/28/2005, to be repurchased at $632,046,522 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2036, collateral market value $1,343,419,326	632,000,000
418,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 2.440%, dated 1/6/2005, to be repurchased at $419,784,860 on 3/11/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034, collateral market value $772,367,881	418,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$138,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 2.480%, dated 1/12/2005, to be repurchased at $138,655,960 on 3/23/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2034, collateral market value $257,501,812	$138,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 2.540%, dated 2/2/2005, to be repurchased at $250,829,028 on 3/22/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/20/2034, collateral market value $515,000,998	250,000,000
350,000,000		Interest in $350,000,000 joint repurchase agreement with Wachovia Securities, Inc., 2.650%, dated 2/28/2005, to be repurchased at $350,025,764 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2035, collateral market value $357,850,551	350,000,000
200,000,000		Interest in $1,000,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 2.640%, dated 2/28/2005, to be repurchased at $200,014,667 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2043, collateral market value $1,030,000,000	200,000,000
		TOTAL REPURCHASE AGREEMENTS	5,290,546,000
		TOTAL INVESTMENTS--97.9% (AT AMORTIZED COST) [4]	9,734,810,739
		OTHER ASSETS AND LIABILITIES - NET--2.1%	214,592,394
		TOTAL NET ASSETS--100%	$9,949,403,133

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005

Assets:
Investments in repurchase agreements	$5,290,546,000
Investments in securities	4,444,264,739
Total investments in securities, at amortized cost and value		$9,734,810,739
Cash		301,306
Income receivable		18,494,171
Receivable for shares sold		215,527,091
Prepaid expenses		47,233
TOTAL ASSETS		9,969,180,540
Liabilities:
Payable for shares redeemed	13,756,296
Income distribution payable	2,660,265
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,464,986
Payable for Directors'/Trustees' fees	10,118
Payable for shareholder services fee (Note 5)	1,885,742
TOTAL LIABILITIES		19,777,407
Net assets for 9,949,424,095 shares outstanding		$9,949,403,133
Net Assets Consist of:
Paid-in capital		$9,949,424,094
Distributions in excess of net investment income		(20,961)
TOTAL NET ASSETS		9,949,403,133
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$7,770,048,992 ÷ 7,770,133,513 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$2,179,354,141 ÷ 2,179,290,582 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2005

Investment Income:
Interest			$158,828,623
Expenses:
Investment adviser fee (Note 5)		$41,026,281
Administrative personnel and services fee (Note 5)		7,973,068
Custodian fees		273,724
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 5)		6,161,053
Transfer and dividend disbursing agent fees and expenses--Retirement Shares (Note 5)		11,297,354
Directors'/Trustees' fees		76,418
Auditing fees		14,044
Legal fees		8,504
Portfolio accounting fees		179,530
Shareholder services fee--Investment Shares (Note 5)		19,400,204
Shareholder services fee--Retirement Shares (Note 5)		5,459,971
Share registration costs		609,878
Printing and postage--Investment Shares		195,149
Printing and postage--Retirement Shares		561,430
Insurance premiums		125,497
Miscellaneous		53,401
TOTAL EXPENSES		93,415,506
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(395,686)
Waiver of transfer and dividend disbursing agent fees and expenses--Retirement Shares	(2,333,349)
TOTAL WAIVERS		$(2,729,035)
Net expenses			90,686,471
Net investment income			$68,142,152

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,142,152	$28,187,455
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(59,431,979)	(26,287,160)
Retirement Shares	(8,725,955)	(1,829,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,157,934)	(28,116,779)
Share Transactions:
Proceeds from sale of shares	49,340,467,605	48,059,951,491
Net asset value of shares issued to shareholders in payment of distributions declared	64,791,631	28,542,018
Cost of shares redeemed	(49,844,306,916)	(49,025,348,326)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(439,047,680)	(936,854,817)
Change in net assets	(439,063,462)	(936,784,141)
Net Assets:
Beginning of period	10,388,466,595	11,325,250,736
End of period (including distributions in excess of net investment income of $(20,961) and $(5,179), respectively)	$9,949,403,133	$10,388,466,595

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing, printing and postage, and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended February 28 or 29	2005		2004
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	26,880,270,814	$26,880,270,814	27,167,605,577	$27,167,605,577
Shares issued to shareholders in payment of distributions declared	56,837,522	56,837,522	26,677,455	26,677,455
Shares redeemed	(27,301,349,823)	(27,301,349,823)	(28,149,919,143)	(28,149,919,143)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(364,241,487)	$(364,241,487)	(955,636,111)	$(955,636,111)

Year Ended February 28 or 29	2005		2004
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	22,460,196,791	$22,460,196,791	20,892,345,914	$20,892,345,914
Shares issued to shareholders in payment of distributions declared	7,954,109	7,954,109	1,864,563	1,864,563
Shares redeemed	(22,542,957,093)	(22,542,957,093)	(20,875,429,183)	(20,875,429,183)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	(74,806,193)	$(74,806,193)	18,781,294	$18,781,294
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(439,047,680)	$(439,047,680)	(936,854,817)	$(936,854,817)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2005, and February 29, 2004 was as follows:

	2005	2004
Ordinary income [1]	$68,157,934	$28,116,779

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of February 28, 2005, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$2,639,302

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Adviser's Background

Passport Research, Ltd., is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. d/b/a Edward Jones is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Last year, the general partner received approximately 30% of the Adviser's revenues, while Edward Jones received approximately 70%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. FAS has delegated certain fund administration responsibilities to Edward Jones. As compensation for its services, FAS shares one-half of the administrative fee that FAS receives with Edward Jones.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment representatives directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type, and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Federated

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Edward Jones

On December 20, 2004, the California Attorney General filed: People of the State of California vs. Edward D. Jones & Co., L.P. in the Superior Court for Sacramento, California. The California Attorney General alleges that Edward Jones violated Sections 25401 and 2516(a) of the California Corporations Code by failing to adequately disclose to California resident customers purchasing mutual fund shares, Edward Jones' revenue sharing arrangements. The Complaint seeks unspecified damages, attorney's fees, injunctive relief and a civil monetary penalty of $25,000 for each alleged violation of the Corporations Code. Edward Jones removed the case to federal court and filed a motion to dismiss. The California Attorney General has filed a motion to have the case remanded back to state court. No hearing has yet occurred on any of the pending motions.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF EDWARD JONES MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities of Edward Jones Money Market Fund (the "Fund"), including the portfolio of investments, as of February 28, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Edward Jones Money Market Fund at February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
April 8, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1980	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1998	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: November 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1980	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill has been the Fund's Portfolio Manager since July 1993. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 1993 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 48019P102
Cusip 48019P201

30310 (4/05)

EdwardJones

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $13,484

                  Fiscal year ended 2004 - $13,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2005 - $137,394

            Fiscal year ended 2004 - $165,739

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Edward Jones Money Market Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005